SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash balances by geographic area (Details)	6 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($)	Oct. 31, 2024 USD ($)	Apr. 30, 2025 HKD ($)
Country:
Percentage of concentrations of credit risk	100.00%	100.00%
Total cash	$ 196,883	$ 297,288
CHINA
Country:
Percentage of concentrations of credit risk	59.40%	70.50%
Total cash	$ 116,926	$ 209,532
Hong Kong
Country:
Percentage of concentrations of credit risk	40.60%	29.50%
Total cash	$ 79,957	$ 87,756	$ 620,000